Segment Reporting Narrative (Detail) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($) subsidiary segment	Jun. 30, 2017 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment			3
Number of lines of businesses, more than | segment			1
Equity income (loss) | $	$ 837	$ (47,984)	$ 27,954	$ (37,637)
Teekay Offshore
Segment Reporting Information [Line Items]
Equity income (loss) | $	$ 9,300		$ (8,700)
Subsidiaries
Segment Reporting Information [Line Items]
Number of subsidiaries | subsidiary			2